DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Copper Commodity Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 43.1	$ 43.6	$ 58.3	$ 62.7
Zinc Commodity Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	8.5	8.7	5.6	6.8
Lead Commodity Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	9.1	9.3	18.5	14.1
Natural Gas Commodity Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 0.9	$ 2.0	$ 4.3	$ 5.7